Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 8,800	$ 1,264	¥ 12,767	¥ 38,862
Amortization expense of intangible assets	¥ 28,086	$ 4,034	¥ 39,863	¥ 91,145